Schedule of Investments Digital Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Digital Assets
Balance as of December 31, 2024
Purchases	1,998
Dispositions	(1,595)
Realized losses on dispositions	(403)
Balance as of December 31, 2025